ORDINARY SHARES - Additional Information (Details)	Apr. 27, 2021 shares	Sep. 14, 2020 shares	Aug. 14, 2019 shares	Jun. 26, 2019 shares	Aug. 06, 2018 shares	Jul. 30, 2018 shares	Jul. 26, 2018 Vote shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Class A ordinary shares
ORDINARY SHARES
Number of shares issued	2,000,000				600,000	8,000,000
Par value | $ / shares								$ 0.0001	$ 0.0001
Shares authorized								420,647,280	420,647,280
Number of shares converted		2,000,000	1,737,238	609,805			169,239,905
Ordinary shares, vote per share | Vote							1
Ordinary shares, shares issued								229,831,213	229,831,213
Ordinary shares, outstanding								144,857,131	196,605,493
Class B ordinary shares
ORDINARY SHARES
Par value | $ / shares								$ 0.0001	$ 0.0001
Shares authorized								79,325,720	79,325,720
Ordinary shares, vote per share | Vote							20
Ordinary shares, shares issued								72,978,677	72,978,677
Ordinary shares, outstanding								72,978,677	72,978,677
American Depositary Shares
ORDINARY SHARES
Number of shares issued					300,000	4,000,000